Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles
Goodwill and Other Intangibles:
Goodwill and other intangibles consist principally of goodwill, customer lists, trade names, patents and other intangibles.
The following table summarizes the changes in goodwill by operating segment for the years ended December 31, 2013 and 2012 (in thousands):

	Performance Chemicals	Catalyst Solutions	Total
Balance at December 31, 2011	$43,098	$230,047	$273,145
Foreign currency translation adjustments	421	3,400	3,821
Balance at December 31, 2012	43,519	233,447	276,966
Foreign currency translation adjustments	84	7,153	7,237
Balance at December 31, 2013	$43,603	$240,600	$284,203

Other intangibles consist of the following at December 31, 2013 and 2012 (in thousands):

	Customer Lists and Relationships	Trade Names(c)	Patents and Technology	Land Use Rights	Manufacturing Contracts and Supply/Service Agreements	Other	Total
Gross Asset Value
Balance at December 31, 2011	$100,078	$45,399	$45,973	$8,098	$13,782	$24,161	$237,491
Acquisitions(a)	—	—	1,500	—	—	—	1,500
Exit of phosphorus flame retardants business(b)	(16,189)	(19,441)	—	(1,915)	(5,470)	(1,122)	(44,137)
Foreign currency translation adjustments and other	1,278	985	403	20	211	373	3,270
Balance at December 31, 2012	85,167	26,943	47,876	6,203	8,523	23,412	198,124
Foreign currency translation adjustments and other	1,259	(36)	867	173	(185)	216	2,294
Balance at December 31, 2013	$86,426	$26,907	$48,743	$6,376	$8,338	$23,628	$200,418
Accumulated Amortization
Balance at December 31, 2011	$(30,281)	$(12,220)	$(35,212)	$(1,118)	$(11,113)	$(17,266)	$(107,210)
Amortization	(4,499)	(1,307)	(3,176)	(183)	(658)	(900)	(10,723)
Exit of phosphorus flame retardants business(b)	4,134	5,791	—	236	5,470	1,122	16,753
Foreign currency translation adjustments and other	(838)	(750)	(390)	(14)	(211)	(277)	(2,480)
Balance at December 31, 2012	(31,484)	(8,486)	(38,778)	(1,079)	(6,512)	(17,321)	(103,660)
Amortization	(4,332)	(995)	(797)	(166)	(647)	(1,129)	(8,066)
Foreign currency translation adjustments and other	(172)	511	(779)	(23)	185	(211)	(489)
Balance at December 31, 2013	$(35,988)	$(8,970)	$(40,354)	$(1,268)	$(6,974)	$(18,661)	$(112,215)
Net Book Value at December 31, 2012	$53,683	$18,457	$9,098	$5,124	$2,011	$6,091	$94,464
Net Book Value at December 31, 2013	$50,438	$17,937	$8,389	$5,108	$1,364	$4,967	$88,203

(a)	The increase of $1.5 million in Patents and Technology relates to our acquisition of certain patents in 2012 related to catalysts useful in the production of fuel products from renewable feedstocks.

(b)
In 2012 we reduced intangible assets by $44.1 million and related accumulated amortization by $16.8 million in connection with our exit of the phosphorus flame retardants business. See Note 19 “Special Items.”

(c)	Trade names include a gross carrying amount of $10.3 million for an indefinite-lived intangible asset.
Useful lives range from 15 – 25 years for customer lists and relationships; 11 – 35 years for trade names; 17 – 20 years for patents and technology; 37 – 40 years for land use rights; 6 – 12 years for manufacturing contracts and supply/service agreements; and 5 – 35 years for other.
Amortization of other intangibles amounted to $8.1 million, $10.7 million and $13.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. Amortization of other intangibles related to discontinued operations was $3.5 million, $3.4 million and $3.4 million for the years ended December 31, 2013, 2012 and 2011, respectively. Total estimated amortization expense of other intangibles for the next five fiscal years is as follows (in thousands):

Estimated Amortization Expense
2014	$8,310
2015	$6,554
2016	$6,078
2017	$5,909
2018	$5,711